UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21309

Advent Claymore Convertible Securities and Income Fund

(Exact name of registrant as specified in charter)

1065 Avenue of the Americas, New York, NY	10018

(Address of principal executive offices)	(Zip code)

Paul Latronica, Treasurer

Advent Claymore Convertible Securities and Income Fund

1065 Avenue of the Americas, New York, NY 10018

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-212-386-7407

Date of fiscal year end: October 31

Date of reporting period: April 30, 2005

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows: [Provide full text of semi-annual report.]

SemiAnnual
Report

April 30, 2005

Unaudited

Advent Claymore Convertible Securities and Income Fund

AVK

Advent Capital Management, LLC

Claymore®

AVK | Advent Claymore Convertible Securities and Income Fund

Fund Summary | as of April 30, 2005 (unaudited)

Fund Statistics

Share Price	$23.08
Common Share Net Asset Value	$24.72
Premium/Discount to NAV	-6.63%
Net Assets Applicable to
Common Shares ($000)	$577,346

Total Returns

(Inception 4/30/03)	Market	NAV
Six Month – non-annualized	-3.88%	0.03%
One Year	7.02%	2.22%
Since Inception – average annual	5.22%	11.08%

Share Price & NAV Performance

Top Ten Sectors	% of Long-Term Investments
Insurance	11.0%
Financial Services	10.3%
Communications, Media and Entertainment	8.3%
Telecommunications	7.9%
Electronic Equipment and Components	7.5%
Utilities – Gas and Electric	6.6%
Banking and Finance	5.2%
Health Care Products and Services	4.4%
Automotive	3.6%
Oil and Gas	3.2%

Monthly Dividends Per Share

Top Ten Issuers	% of Long-Term Investments
Lehman Brothers	2.9%
Merrill Lynch & Co., Inc.	2.7%
Lucent Technologies	2.5%
The Hartford Financial Services Group, Inc.	2.4%
Amazon.com, Inc.	2.1%
Fortis Insurance NV	1.9%
Ford Motor Company Capital Trust	1.9%
Xerox Corp.	1.9%
Marshall & Ilsley Corp.	1.8%
Echostar Communications Corp.	1.8%

Portfolio Composition (% of Total Investments)

2 | SemiAnnual Report | April 30, 2005

AVK | Advent Claymore Convertible Securities and Income Fund

Portfolio of Investments | April 30, 2005 (unaudited)

Number of Shares		Value
	Long-Term Investments – 141.1%
	Convertible Preferred Stocks – 58.7%
	Aerospace and Defense – 1.1%
52,500	Northrop Grumman Corp., Ser. B, 7.00%, 2021	$6,536,250

	Automotive – 2.6%
390,000	Ford Motor Company Capital Trust II, 6.50%, 2032	15,190,500

	Banking and Finance – 7.3%
557,500	Marshall & Ilsley Corp., 6.50%, 2007	14,823,925
250,000	National Australia Bank, Equity Security Unit, 7.875% (Australia)	9,475,000
200,000	Sovereign Capital Trust IV, 4.375%, 2034	8,925,000
170,000	Washington Mutual Inc., Equity Security Unit, 5.375%, 2041	8,729,500

		41,953,425

	Communications Equipment – 1.7%
10,400	Lucent Technologies Capital Trust I, 7.75%, 2017	9,778,600

	Communications, Media and Entertainment – 1.2%
179,703	Emmis Communications Corp., Ser. A, 6.25%	7,004,823

	Electronic Equipment and Components – 0.5%
66,000	Agilysys, Inc., 6.75%, 2028	3,184,500

	Financial Services – 7.3%
49	Fannie Mae, 5.375%	4,526,271
100,000	Goldman Sachs Group, Inc., 6.75%, 2006	10,318,900
519,120	Lehman Brothers Holdings, Inc., Ser. GIS, 6.25%, 2007	13,741,106
180,335	Lehman Brothers Holdings, Inc., Ser. MWD, 6.00%, 2007	9,445,046
126,679	Merrill Lynch & Co., Inc., Ser. JNC, 6.75%, 2007	4,313,420

		42,344,743

	Health Care Products and Services – 1.6%
170,400	Baxter International, Inc., 7.00%, 2006	9,491,280

	Insurance – 15.5%
300,000	Chubb Corp., Ser. B, 7.00%, 2006	8,952,000
15,001	Fortis Insurance NV, 7.75%, 2008 (Netherlands) (a)	15,293,520
453,922	Genworth Financial, Inc., 6.00%, 2007	14,548,200
70,000	Reinsurance Group of America, Equity Security Unit, 5.75%, 2051	4,077,500
141,300	The Hartford Financial Services Group, Inc., 6.00%, 2006	9,242,433
159,000	The Hartford Financial Services Group, Inc., 7.00%, 2006	10,494,000
367,000	The PMI Group, Inc., Ser. A, 5.875%, 2006	8,184,100
127,497	UnumProvident Corp., 8.25%, 2006	4,236,725
625,000	XL Capital Ltd., 6.50%, 2007	14,343,750

		89,372,228

	Office Equipment – 2.0%
99,600	Xerox Corp., 6.25%, 2006	$11,513,760

	Oil and Gas – 0.9%
61,507	Amerada Hess Corp., 7.00%, 2006	5,002,364

	Pharmaceuticals – 0.3%
37,400	Schering-Plough Corp., 6.00%, 2007	2,047,650

	Real Estate Investment Trusts – 2.1%
205,000	Simon Property Group, LP, 6.00%	11,908,450

	Retail - Food and Drug – 2.4%
637,187	Albertson’s, Inc., 7.25%, 2007	13,674,033

	Telecommunications – 2.9%
234,447	ALLTEL Corp., 7.75%, 2005	11,712,972
100,000	Crown Castle International Corp., 6.25%, 2012	4,837,500

		16,550,472

	Utilities - Gas and Electric – 9.3%
99,085	AES Trust VII, 6.00%, 2008	4,818,008
239,269	Aquila, Inc., 6.75%, 2007	7,659,001
52,900	FPL Group, Inc., Ser. B, 8.00%, 2006	3,300,431
210,000	KeySpan Corp., 8.75%, 2005	10,716,300
320,800	ONEOK, Inc., 8.50%, 2006	11,295,368
90,000	PNM Resources, Inc., 6.75%, 2008	4,632,300
150,000	Public Service Enterprise Group, Inc., 10.25%, 2005	11,100,000

		53,521,408

	Total Convertible Preferred Stocks – 58.7%
	(Cost $326,960,893)	339,074,486

See notes to financial statements.

SemiAnnual Report | April 30, 2005 | 3

AVK | Advent Claymore Convertible Securities and Income Fund | Portfolio of Investments continued (unaudited)

Principal Amount		Value
	Corporate Bonds – 45.3%
	Aluminum, Steel and Other Metals – 1.6%
$2,500,000	Freeport-McMoRan Copper & Gold, Inc., B+
	10.125%, 2/01/10, Senior Notes	$2,750,000
3,218,000	Shaw Group, Inc., B+
	10.75%, 3/15/10, Senior Notes (c)	3,712,768
2,615,000	United States Steel LLC, BB
	10.75%, 8/01/08, Senior Notes	2,954,950

		9,417,718

	Automotive – 1.1%
5,000,000	Dura Operating Corp., Ser. D, CCC+
	9.00%, 5/01/09, Company Guarantee Notes (c)	3,537,500
3,000,000	Dura Operating Corp., Ser. B, B-
	8.625%, 4/15/12, Company Guarantee Notes (c)	2,565,000

		6,102,500

	Chemicals – 3.5%
2,000,000	BCP Crystal Holdings Corp., B-
	9.625%, 6/15/14, Senior Subordinated Notes	2,215,000
10,000,000	Equistar Chemical/Funding, BB-
	10.125%, 9/01/08, Senior Notes	11,050,000
2,763,000	Huntsman LLC, NR
	10.641%, 7/15/11, Company Guarantee Notes (a)(b)	2,970,225
3,600,000	Lyondell Chemical Co., B
	10.875%, 5/01/09, Senior Subordinated Notes (c)	3,744,000

		19,979,225

	Commercial Services – 1.4%
7,809,000	Language Line, Inc., CCC+
	11.125%, 6/15/12, Senior Subordinated Notes	8,043,270

	Communications Equipment – 0.9%
5,166,000	Superior Essex Communications LLC/Essex Group, Inc., B
	9.00%, 4/15/12, Senior Notes	5,243,490

	Communications, Media and Entertainment – 6.6%
7,000,000	Cablevision Systems Corp., B+
	8.00%, 4/15/12, Senior Notes (a)(c)	6,938,750
1,500,000	Charter Communications, Inc., CCC-
	10.25%, 9/15/10, Senior Notes	1,505,625
10,675,000	Mediacom LLC, B
	9.50%, 1/15/13, Senior Notes (c)	10,274,688
3,000,000	Rainbow National Services LLC, B+
	8.75%, 9/01/12, Senior Notes (a)	3,225,000
4,250,000 euros	Telenet Communication NV, B-
	9.00%, 12/15/13, Senior Notes (Belgium) (a)	6,007,761
7,000,000	Vertis, Inc., Ser. B, CCC
	10.875%, 6/15/09, Senior Notes (c)	6,230,000
3,522,000	XM Satellite Radio, Inc., CCC+
	12.00%, 6/15/10, Senior Secured Notes	4,032,690

		38,214,514

	Containers & Packaging – 0.9%
$5,287,000	Solo Cup Co., B-
	8.50%, 2/15/14, Senior Subordinated Notes	$5,128,390

	Electronic Equipment and Components – 1.7%
10,000,000	Advanced Micro Devices, Inc., B-
	7.75%, 11/01/12, Senior Notes	9,600,000

	Financial Services – 3.3%
7,727,000	E*Trade Financial Corp., B+
	8.00%, 6/15/11, Senior Notes	7,958,810
7,200,000	Leucadia National Corp., BB
	7.00%, 8/15/13, Senior Notes	7,236,000
3,470,000	REFCO Finance Holdings LLC, B
	9.00%, 8/01/12, Company Guarantee Notes (a)	3,764,950

		18,959,760

	Forest Products – 0.8%
3,960,000	Mercer International, Inc., Ser. SBI, B
	9.25%, 2/15/13, Senior Notes	3,663,000
1,000,000	Tembec Industries, Inc., B
	8.50%, 2/01/11, Company Guarantee Notes (Canada) (c)	765,000

		4,428,000

	Health Care Products and Services – 3.5%
4,500,000	DaVita, Inc., B
	7.25%, 3/15/15, Senior Subordinated Notes (a) (c)	4,398,750
10,000,000	Encore Medical IHC, Inc., CCC+
	9.75%, 10/01/12, Senior Subordinated Notes	9,350,000
6,000,000	NDCHealth Corp., CCC+
	10.50%, 12/01/12, Company Guarantee Notes	6,360,000

		20,108,750

	Leisure and Entertainment – 0.7%
4,000,000	AMC Entertainment, Inc., CCC+
	9.875%, 2/01/12, Senior Subordinated Notes (c)	4,020,000

	Office Equipment – 0.6%
3,500,000	Xerox Capital Trust I, B-
	8.00%, 2/01/27, Company Guarantee Notes	3,552,500

	Oil and Gas – 3.6%
9,000,000	Petrobras International Finance Co., NR
	9.125%, 7/02/13, Senior Notes (Cayman Islands)	9,900,000
7,000,000	Seitel, Inc., NR
	11.75%, 7/15/11, Senior Notes	7,840,000
3,000,000	Williams Cos., Inc., B+
	8.125%, 3/15/12, Senior Notes (c)	3,300,000

		21,040,000

	Pharmaceuticals – 1.5%
10,000,000	Athena Neurosciences Finance LLC, B
	7.25%, 2/21/08, Senior Notes (c)	8,775,000

See notes to financial statements.

4 | SemiAnnual Report | April 30, 2005

AVK | Advent Claymore Convertible Securities and Income Fund | Portfolio of Investments continued (unaudited)

Principal Amount		Value
	Publishing – 2.5%
$2,940,000	Dex Media West, B
	9.875%, 8/15/13, Senior Subordinated Notes	$3,278,100
11,000,000	PRIMEDIA, Inc., B
	8.00%, 5/15/13, Senior Notes	11,110,000

		14,388,100

	Real Estate Investment Trusts – 1.0%
3,000,000	American Real Estate Partners LP/American Real Estate Finance Corp., BB
	7.125%, 2/15/13, Senior Notes (a)	2,917,500
2,566,000	American Real Estate Partners LP/American Real Estate Finance Corp., BB
	8.125%, 6/01/12, Senior Notes	2,604,490

		5,521,990

	Retail - Apparel and Shoes – 0.9%
5,000,000	Levi Strauss & Co., B-
	12.25%, 12/15/12, Senior Notes	5,300,000

	Retail - Specialty Stores – 2.5%
6,000,000	Movie Gallery, Inc., B-
	11.00%, 5/01/12, Senior Unsecured Notes (a)	5,962,500
	Rite Aid Corp.
3,500,000	9.50%, 2/15/11, Senior Secured Notes, B+	3,570,000
4,000,000	9.25%, 6/01/13, Senior Notes, B- (c)	3,740,000
1,200,000	7.50%, 1/15/15, Secured Notes, B+ (a)	1,107,000

		14,379,500

	Telecommunications – 6.7%
	Alamosa Delaware, Inc.
3,298,000	11.00%, 7/31/10, Senior Notes, CCC+	3,697,883
2,000,000	8.50%, 1/31/12, Senior Notes, CCC+	2,080,000
7,673,000	Centennial Cellular Co., CCC
	10.125%, 6/15/13, Company Guarantee Notes	8,421,118
7,500,000	Crown Castle International Corp., CCC+
	10.75%, 8/01/11, Senior Notes	8,062,500
8,258,000	Madison River Capital, CCC+
	13.25%, 3/01/10, Senior Notes	8,877,350
2,240,000	PanAmSat Corp., B+
	9.00%, 8/15/14, Company Guarantee Notes	2,340,800
5,420,000	Rural Cellular Corp., B-
	8.25%, 3/15/12, Senior Secured Notes (c)	5,514,850

		38,994,501

	Total Corporate Bonds - 45.3%
	(Cost $257,030,343)	261,197,208

	Convertible Bonds – 37.1%
	Airlines – 1.3%
6,000,000	Continental Airlines, Inc., CCC+
	4.50%, 2/01/07, Convertible Notes (c)	4,687,500
3,000,000	ExpressJet Holdings, Inc., NR
	4.25%, 8/01/23, Senior Convertible Notes	2,475,000

		7,162,500

	Aluminum, Steel and Other Metals – 1.1%
	Freeport-McMoRan Copper & Gold, Inc.
$3,112,000	7.00%, 2/11/11 Senior Convertible Notes, B+	$3,963,910
2,000,000	7.00%, 2/11/11 Senior Convertible Notes, B+ (a)	2,547,500

		6,511,410

	Automotive – 1.3%
470,370	General Motors Corp., Ser. B, BB+
	5.25%, 3/06/32	7,794,031

	Commercial Services – 2.6%
5,000,000	The BISYS Group, Inc., NR
	4.00%, 3/15/06, Convertible Notes	4,962,500
5,000,000	Electronic Data Systems Corp., BBB-
	3.875%, 7/15/23, Convertible Notes (c)	4,756,250
5,000,000	Quanta Services, Inc., B
	4.50%, 10/01/23, Subordinated Convertible Debentures	5,012,500

		14,731,250

	Communications Equipment – 1.8%
10,175,000	Lucent Technologies, Inc., CCC+
	8.00%, 8/01/31, Convertible Notes	10,467,531

	Communications, Media and Entertainment – 3.9%
14,989,000	EchoStar Communications Corp., B
	5.75%, 5/15/08, Subordinated Convertible Notes	14,707,956
10,000,000	Liberty Media Corp., BB+
	3.50%, 1/15/31, Convertible Notes	7,837,500

		22,545,456

	Computers - Software and Peripherals – 2.2%
8,166,000	Mercury Interactive Corp., NR
	4.75%, 7/01/07, Convertible Notes	8,033,302
5,000,000	Quantum Corp., B
	4.375%, 8/01/10, Subordinated Convertible Notes	4,518,750

		12,552,052

	E-Commerce – 2.9%
17,381,000	Amazon.com, Inc., B-
	4.75%, 2/01/09, Senior Subordinated Convertible Debentures	16,816,118

	Electronic Equipment and Components – 8.3%
7,338,000	Advanced Micro Devices, Inc., B-
	4.75%, 2/01/22, Convertible Notes (b)	6,888,547
12,589,000	Agere Systems, Inc., B
	6.50%, 12/15/09, Subordinated Convertible Notes	12,510,318
8,000,000	Amkor Technology, Inc., CCC
	5.75%, 6/01/06, Convertible Notes (c)	7,140,000
7,800,000	ASM Lithography, NR
	5.75%, 10/15/06, Subordinated Convertible Notes	8,326,500
8,000,000	Fairchild Semiconductor International, Inc., B
	5.00%, 11/01/08, Company Guarantee Notes	7,910,000
6,000,000	LSI Logic Corp., B
	4.00%, 5/15/10, Convertible Notes	5,122,500

		47,897,865

See notes to financial statements.

SemiAnnual Report | April 30, 2005 | 5

AVK | Advent Claymore Convertible Securities and Income Fund | Portfolio of Investments continued (unaudited)

Principal Amount		Value
	Financial Services – 3.9%
$4,847,000	E*TRADE Group, B-
	6.00%, 2/01/07, Subordinated Convertible Notes	$4,877,293
	Merrill Lynch & Co., Inc.
10,000,000	8.00%, 3/09/06, Convertible Notes, A+ (a)	9,175,000
10,000,000	6.50%, 8/31/06, Convertible Notes, A+ (a)	8,467,000

		22,519,293

	Health and Medical Facilities – 2.1%
11,472,000	LifePoint Hospitals Holdings, Inc., NR
	4.50%, 6/01/09, Subordinated Convertible Notes	11,830,500

	Health Care Products and Services – 1.0%
7,000,000	Enzon, Inc., NR
	4.50%, 7/01/08, Subordinated Convertible Notes	5,906,250

	IT Services – 1.3%
7,710,000	IOS Capital LLC, B+
	5.00%, 5/01/07, Subordinated Convertible Notes (a)	7,565,438

	Shipping – 0.7%
4,500,000	CP Ships Ltd., BB+
	4.00%, 6/30/24, Senior Subordinated Convertible Notes (Canada) (a)	4,224,375

	Telecommunications – 1.5%
8,700,000	Nextel Communications, Inc., BB
	5.25%, 1/15/10, Senior Convertible Notes	8,656,500

	Waste Management – 1.2%
8,400,000	Allied Waste Industries, Inc., B+
	4.25%, 4/15/34, Convertible Notes (c)	6,961,500

	Total Convertible Bonds – 37.1%
	(Cost $221,562,611)	214,142,069

	Total Long-Term Investments – 141.1%
	(Cost $805,553,847)	814,413,763

	Short-Term Investments – 5.2%
$30,122,372	Goldman Sachs Financial Prime Obligations
	(Cost $30,122,372)	$30,122,372

	Total Investments – 146.3%
	(Cost $835,676,219)	844,536,135
	Other assets in excess of liabilities – 1.3%	7,809,836
	Preferred Stock, at redemption value – (-47.6% of Net Assets
	Applicable to Common Shareholders or - 32.6% of Total Investments)	(275,000,000)

	Net Assets Applicable to Common Shareholders – 100.0%	$577,345,971

LLC – Limited Liability Corp.

LP – Limited Partnership

a)	Securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2005 these securities amounted to 14.4% of net assets.

(b)	Floating rate security.

(c)	Pursuant to a securities lending agreement, the Fund loaned all or a portion of these securities having an aggregate fair value of approximately $80.6 million and received as collateral readily marketable securities with an aggregate fair value of approximately $80.9 million.

Ratings shown are per Standard & Poor’s and are unaudited. Securities classified as NR are not rated by Standard & Poor’s. All percentages shown in the Portfolio of Investments are based on Net Assets Applicable to Common Shareholders unless otherwise noted.

See notes to financial statements.

6 | SemiAnnual Report | April 30, 2005

AVK | Advent Claymore Convertible Securities and Income Fund

Statement of Assets and Liabilities | April 30, 2005 (unaudited)

Assets
Investments in securities, at value (cost $835,676,219)	$844,536,135
Cash	2,651,125
Receivable for securities sold	10,783,650
Interest receivable	9,543,316
Dividends receivable	2,674,683
Net unrealized appreciation on interest rate swaps	104,331

Total assets	870,293,240

Liabilities
Payable for securities purchased	17,167,458
Advisory fee payable	301,734
Dividends payable - preferred shares	154,888
Servicing fee payable	88,745
Offering costs payable	56,166
Accrued expenses and other liabilities	178,278

Total liabilities	17,947,269

Preferred Stock, at redemption value
$.001 par value per share; 11,000 Auction Market Preferred Shares authorized, issued and outstanding at $25,000 per share liquidation preference	275,000,000

Net Assets Applicable to Common Shareholders	$577,345,971

Composition of Net Assets Applicable to Common Shareholders
Common Stock, $.001 par value per share; unlimited number of shares authorized, 23,352,574 shares issued and outstanding	$23,353
Additional paid-in capital	553,061,848
Accumulated net realized gain on investments, interest rate swaps and foreign currency transactions	15,949,402
Net unrealized appreciation on investments, interest rate swaps and foreign currency translation	8,961,744
Accumulated undistributed net investment income	(650,376)

Net Assets Applicable to Common Shareholders	$577,345,971

Net Asset Value Applicable to Common Shareholders
(based on 23,352,574 common shares outstanding)	$24.72

See notes to financial statements.

SemiAnnual Report | April 30, 2005 | 7

AVK | Advent Claymore Convertible Securities and Income Fund

Statement of Operations | For the Six Months Ended April 30, 2005 (unaudited)

Investment Income
Interest	$17,986,113
Dividends	12,316,565

Total income		$30,302,678

Expenses
Advisory fee	2,391,387
Servicing agent fee	929,984
Preferred share maintenance	361,367
Printing	91,481
Fund accounting	79,635
Professional fees	68,505
Administration fee	68,057
Custodian	54,175
Transfer agent	52,963
Insurance	41,845
Trustees	37,049
NYSE listing	16,286
ICI dues	12,421
Miscellaneous	5,612

Total expenses		4,210,767
Advisory and Servicing agent fees waived		(885,699)

Net expenses		3,325,068

Net investment income		26,977,610

Realized and Unrealized Gain (Loss) on Investments, Interest Rate Swaps and Foreign Currency Transactions:
Net realized gain on:
Investments		19,984,178
Interest rate swaps		649,566
Foreign currency transactions		11,510
Net change in unrealized appreciation (depreciation) on:
Investments		(42,655,347)
Interest rate swaps		533,669
Foreign currency translation		(8,041)

Net loss on investments, interest rate swaps and foreign currency transactions		(21,484,465)

Dividends to Auction Preferred Shareholders from
Net investment income		(3,488,965)

Net Increase in Net Assets Applicable to Common Shareholders Resulting from Operations		$2,004,180

See notes to financial statements.

8 | SemiAnnual Report | April 30, 2005

AVK | Advent Claymore Convertible Securities and Income Fund

Statement of Changes in Net Assets Applicable to Common Shareholders |

	For the Six Months Ended April 30, 2005 (Unaudited)	For the Year Ended October 31, 2004
Increase in Net Assets Applicable to Common Shareholders Resulting from Operations:
Net investment income	$26,977,610	$56,291,778
Net realized gain on investments, interest rate swaps and foreign currency transactions	20,645,254	3,065,367
Net change in unrealized (depreciation) on investments, interest rate swaps and foreign currency translation	(42,129,719)	(1,188,623)
Dividends to Auction Preferred Shareholders from:
Net investment income	(3,488,965)	(3,556,968)

Net increase in net assets applicable to Common Shareholders resulting from operations	2,004,180	54,611,554

Dividends and Distributions to Common Shareholders from:
Net investment income	(34,113,440)	(50,250,068)
Net realized gain on investments	—	(4,254,839)

	(34,113,440)	(54,504,907)

Capital Share Transactions:
Common and preferred shares’ offering and organization expenses charged to paid-in-capital in excess of par value	—	(1,066,352)

Net decrease from capital share transactions	—	(1,066,352)

Total decrease	(32,109,260)	(959,705)
Net Assets Applicable to Common Shareholders
Beginning of period	609,455,231	610,414,936

End of period (including accumulated undistributed net investment income of ($650,376) and $9,974,419, respectively)	$577,345,971	$609,455,231

See notes to financial statements.

SemiAnnual Report | April 30, 2005 | 9

AVK | Advent Claymore Convertible Securities and Income Fund

Financial Highlights |

Per share operating performance for a share of common stock outstanding throughout the period	For the Six Months Ended April 30, 2005 (unaudited)	For the Year Ended October 31, 2004	For the Period April 30, 2003(a) through October 31, 2003
Net asset value, beginning of period	$26.10	$26.14 (b)	$23.88 (b)

Income from investment operations
Net investment income (f)	1.16	2.41	0.93
Net realized and unrealized gain (loss) on investments, interest rate swaps and foreign currency transactions	(0.93)	0.08	2.28
Dividends to preferred shareholders from net investment income (common share equivalent basis)	(0.15)	(0.15)	(0.03)

Total from investment operations	0.08	2.34	3.18

Common and preferred shares’ offering and organization expenses charged to paid-in-capital in excess of par value	—	(0.05)	(0.06)

Dividends and distributions to Common Shareholders
Net investment income	(1.46)	(2.15)	(0.86)
Net realized gain	—	(0.18)	—

Total dividends and distributions to Common Shareholders	(1.46)	(2.33)	(0.86)

Net asset value, end of period	$24.72	$26.10	$26.14

Market value, end of period	$23.08	$25.41	$24.95

Total investment return (c)
Net asset value	0.03%	8.93%	13.29%
Market value	(3.88%)	11.44%	3.40%
Ratios and supplemental data
Net assets, applicable to Common Shareholders, end of period (thousands)	$577,346	$609,455	$610,415
Preferred shares, at redemption value ($25,000 per share liquidation preference) (thousands)	$275,000	$275,000	$215,000
Preferred shares asset coverage per share	$77,486	$80,405	$95,978
Ratios to Average Net Assets applicable to Common Shares: (d)
Net Expenses, after fee waiver	1.08%	1.05%	0.88%
Net Expenses, before fee waiver	1.37%	1.33%	1.12%
Net Investment Income, after fee waiver, prior to effect of dividends to preferred share	8.80%	9.07%	7.51%
Net Investment Income, before fee waiver, prior to effect of dividends to preferred share	8.51%	8.79%	7.27%
Net Investment Income, after fee waiver, after effect of dividends to preferred share	7.66%	8.49%	7.28%
Net Investment Income, before fee waiver, after effect of dividends to preferred share	7.38%	8.21%	7.04%
Ratios to Average Managed Assets: (d)(e)
Net Expenses, after fee waiver	0.75%	0.75%	0.73%
Net Expenses, before fee waiver	0.95%	0.95%	0.93%
Net Investment Income, after fee waiver, prior to effect of dividends to preferred share	6.09%	6.44%	6.27%
Net Investment Income, before fee waiver, prior to effect of dividends to preferred share	5.89%	6.24%	6.07%
Portfolio turnover rate	29%	112%	34%

(a)	Commencement of operations.

(b)	Before reimbursement of offering expenses charged to capital during the period.

(c)	Total investment return is calculated assuming a purchase of a common share at the beginning of the period and a sale on the last day of the period reported either at net asset value (“NAV”) or market price per share. Dividends and distributions are assumed to be reinvested at NAV for NAV returns or the prices obtained under the Fund’s Dividend Reinvestment Plan for market value returns. Total investment return does not reflect brokerage commissions. A return calculated for a period of less than one year is not annualized.

(d)	Annualized.

(e)	Managed assets is equal to net assets applicable to Common Shareholders plus outstanding leverage such as the liquidation value of preferred shares.

(f)	Based on average shares outstanding during the period.

See notes to financial statements.

10 | SemiAnnual Report | April 30, 2005

AVK | Advent Claymore Convertible Securities and Income Fund

Notes to Financial Statements | April 30, 2005 (unaudited)

Note 1 – Organization:

Advent Claymore Convertible Securities and Income Fund (the “Fund”) was organized as a Delaware statutory trust on February 19, 2003. The Fund is registered as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended.

Note 2 – Accounting Policies:

The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of Investments

Equity securities listed on an exchange are valued at the last reported sale price on the primary exchange on which they are traded. Equity securities traded on an exchange for which there are no transactions on a given day are valued at the mean of the closing bid and asked prices. Securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Equity securities not listed on a securities exchange or NASDAQ are valued at the mean of the closing bid and asked prices. Preferred equity securities are valued at the mean of the closing bid and asked prices. Debt securities are valued by independent pricing services or dealers using the mean of the closing bid and asked prices for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality and type. For those securities where quotations or prices are not available, valuations are determined in accordance with procedures established in good faith by the Board of Trustees. Futures contracts are valued using the settlement price established each day on the exchange on which they are traded. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

(b) Investment Transactions and Investment Income

Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts or premiums on debt securities purchased are accreted or amortized to interest income over the lives of the respective securities using the effective interest method.

(c) Currency Translation

Assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the mean of the bid and asked price of respective exchange rates on the last day of the period. Purchases and sales of investments denominated in foreign currencies are translated at the exchange rate on the date of the transaction.

Foreign exchange gain or loss resulting from the sale of an investment, holding of a foreign currency, expiration of a currency exchange contract, difference in exchange rates between the trade date and settlement date of an investment purchased or sold, and the difference between dividends actually received compared to the amount shown in a Fund’s accounting records on the date of receipt are shown as net realized gains or losses on foreign currency translations in the respective Fund’s statement of operations.

Foreign exchange gain or loss on assets and liabilities, other than investments, are shown as unrealized appreciation (depreciation) on foreign currency translations.

(d) Swaps

The Fund may enter into swap agreements to manage its exposure to interest rates and/or credit risk. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Interest rate swap agreements involve the exchange by the Fund with another party of their respective commitments to pay or receive interest. The swaps are valued weekly at current market value and any unrealized gain or loss is included in the Statement of Assets and Liabilities. Gain or loss is realized on the termination date of the swap and is equal to the difference between the Fund’s basis in the swap and the proceeds of the closing transaction, including any fees. During the period that the swap agreement is open, the Fund may be subject to risk from the potential inability of the counterparty to meet the terms of the agreement. The swaps involve elements of both market and credit risk in excess of the amounts reflected on the Statements of Assets and Liabilities.

Realized gain (loss) upon termination of swap contracts is recorded on the Statement of Operations. Fluctuations in the value of swap contracts are recorded as a component of net change in unrealized appreciation (depreciation) of swap contracts. Net periodic payments received by the Fund are included as part of realized gains (losses) and/or unrealized appreciation (depreciation) on the Statement of Operations.

SemiAnnual Report | April 30, 2005 | 11

AVK | Advent Claymore Convertible Securities and Income Fund | Notes to Financial Statements continued (unaudited)

(e) Securities Lending

The Fund may lend its securities to broker-dealers and financial institutions. The loans are collateralized by cash or securities at least equal at all times to the market value of the securities loaned. The Fund may bear the risk of delay in recovery of, or loss of rights in, the securities loaned should the borrower of the securities experience financial difficulty. The Fund receives compensation for lending its securities in the form of fees or it retains a portion of interest on the investment of any cash received as collateral. The Fund also continues to receive interest and dividends on the securities loaned, and any gain or loss in the market price of the securities loaned that may occur during term of the loan will be for the account of the Fund. During the period ended April 30, 2005 the Fund maintained a securities lending agreement with Lehman Brothers acting as the counterparty. As of April 30, 2005, the Fund loaned securities with a fair value of approximately $80,617,000 and received as collateral securities with a fair value of approximately $80,947,000.

(f) Concentration of Risk

It is the Fund’s policy to invest a significant portion of its assets in convertible securities. Although convertible securities do derive part of their value from that of the securities into which they are convertible, they are not considered derivative financial instruments. However, certain of the Fund’s investments include features which render them more sensitive to price changes in their underlying securities. Consequently, this exposes the Fund to greater downside risk than traditional convertible securities, but still less than that of the underlying common stock.

Note 3 –	Investment Management Agreement, Servicing Agreement and Other Agreements:

Pursuant to the Investment Management Agreement (the “Agreement”) between the Fund and Advent Capital Management, LLC, the Fund’s investment advisor (the “Advisor”), the Advisor is responsible for the daily management of the Fund’s portfolio of investments, which includes buying and selling securities for the Fund, as well as investment research. The Advisor will receive an annual fee from the Fund based on the average value of the Fund’s Managed Assets which includes the amount from the issuance of the Preferred Shares. In addition, subject to the approval of the Fund’s Board of Trustees, a pro rata portion of the salaries, bonuses, health insurance, retirement benefits and similar employment costs for the time spent on Fund operations (other than the provision of services required under the Agreement) of all personnel employed by the Advisor who devote substantial time to Fund operations may be reimbursed by the Fund to the Advisor. For the six months ended April 30, 2005, no one has been reimbursed by the Fund. The annual fee will be determined as follows:

(a)	If the average value of the Fund’s Managed Assets (calculated monthly) is greater than $250 million, the fee will be a maximum amount equal to 0.54% of the average value of the Fund’s Managed Assets. In addition, the Advisor has voluntarily agreed to waive receipt of a portion of the management fee or other expenses of the Fund in the amount of 0.115% of the average value of the Managed Assets for the first five years of the Fund’s operations and for a declining amount for an additional three years.

(b)	If the average value of the Fund’s Managed Assets (calculated monthly) is $250 million or less, the fee will be a maximum amount equal to 0.55% of the average value of the Fund’s Managed Assets. In addition, the Advisor has voluntarily agreed to waive receipt of a portion of the management fee or other expenses of the Fund in the amount of 0.025% of the average value of the Managed Assets for the first five years of the Fund’s operations, after which the Advisor anticipates that it will not waive any portion of the management fee.

Pursuant to a Servicing Agreement between the Fund and Claymore Securities, Inc., the Fund’s servicing agent (the “Servicing Agent”), the Servicing Agent will act as servicing agent to the Fund. The Servicing Agent will receive an annual fee from the Fund, which will be based on the average value of the Fund’s Managed Assets. The fee will be determined as follows:

(a)	If the average value of the Fund’s Managed Assets (calculated monthly) is greater than $250 million, the fee will be a maximum amount equal to 0.21% of the average value of the Fund’s Managed Assets. In addition, the Servicing Agent has voluntarily agreed to waive receipt of a portion of the servicing fee of the Fund in the amount of 0.085% of the average value of the Managed Assets for the first five years of the Fund’s operations and for a declining amount for an additional three years.

(b)	If the average value of the Fund’s Managed Assets (calculated monthly) is $250 million or less, the fee will be a maximum amount equal to 0.20% of the average value of the Fund’s Managed Assets. In addition, the Servicing Agent has voluntarily agreed to waive receipt of a portion of the servicing fee of the Fund in the amount of 0.175% of the average value of the Managed Assets for the first five years of the Fund’s operations and for a declining amount for an additional three years.

12 | SemiAnnual Report | April 30, 2005

AVK | Advent Claymore Convertible Securities and Income Fund | Notes to Financial Statements continued (unaudited)

The fee waivers of the Advisor and the Servicing Agent are contractual commitments of more than one year.

The Bank of New York (“BNY”) acts as the Fund’s custodian, administrator and transfer agent. As custodian, BNY is responsible for the custody of the Fund’s assets. As administrator, BNY is responsible for maintaining the books and records of the Fund’s securities and cash. As transfer agent, BNY is responsible for performing transfer agency services for the Fund.

Note 4 –	Federal Income Taxes:

The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, no provision for U.S. federal income taxes is required. In addition, by distributing substantially all of its ordinary income and long-term capital gains, if any, during each calendar year, the Fund intends not to be subject to U.S. federal excise tax.

At April 30, 2005, the cost and related gross unrealized appreciation and depreciation on investments excluding swap agreements are as follows:

Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation On Investments
$835,676,219	$34,164,578	$(25,304,662)	$8,859,916

For federal income tax purposes as of October 31, 2004, the Fund has a capital loss carryforward of $3,095,426, which expires October 31, 2012. Capital loss carryforwards are available to offset future capital gains, if any.

Note 5 –	Investments in Securities:

For the six months ended April 30, 2005, purchases and sales of investments, other than short-term securities, were $250,627,039 and $250,138,920, respectively.

The Fund entered into interest rate swap agreements during the six months ended April 30, 2005 as a hedge against rising short-term interest rates which impact the rates the Fund pays on its Auction Preferred Shares. As of April 30, 2005, the Fund has a total swap notional value of $220,000,000 outstanding which represents 80% of the preferred shares. Details of the swap agreements outstanding as of April 30, 2005 were as follows:

Counterparty	Termination Date	Notional Amount (000)	Fixed Rate	Floating Rate	Unrealized Appreciation (Depreciation)
JP Morgan Chase & Co.	07/11/2005	$30,000	2.27%	3 Month LIBOR	$(104,522)
JP Morgan Chase & Co.	01/09/2006	30,000	2.16%	3 Month LIBOR	142,920
JP Morgan Chase & Co.	01/10/2006	50,000	3.18%	3 Month LIBOR	(264,778)
JP Morgan Chase & Co.	04/19/2006	30,000	2.42%	3 Month LIBOR	368,329
JP Morgan Chase & Co.	07/10/2006	30,000	2.96%	3 Month LIBOR	63,618
JP Morgan Chase & Co.	01/25/2007	50,000	3.54%	3 Month LIBOR	(101,236)

					$104,331

For each swap noted, the Fund pays the fixed rate and receives the floating rate.

Note 6 –	Capital:

Common Shares

The Fund has an unlimited amount of common shares, $0.001 par value, authorized and 23,352,574 issued and outstanding. In connection with the Fund’s dividend reinvestment plan, the Fund did not issue any shares during the six months ended April 30, 2005.

Preferred Shares

On June 19, 2003, the Fund’s Board of Trustees authorized the issuance of preferred shares, as part of the Fund’s leverage strategy. Preferred shares issued by the Fund have seniority over the common shares.

On July 24, 2003, the Fund issued 2,150 shares of Preferred Shares Series M7, 2,150 shares of Preferred Shares Series T28, 2,150 shares of Preferred Shares Series W7 and 2,150 shares of Preferred Shares Series TH28, each with a liquidation value of $25,000 per share plus accrued dividends. In addition, on March 16, 2004, the Fund issued 1,200 shares of Preferred Shares Series F7 and 1,200 shares of Preferred Shares Series W28 each with a liquidation value of $25,000 per share plus accrued dividends.

SemiAnnual Report | April 30, 2005 | 13

AVK | Advent Claymore Convertible Securities and Income Fund | Notes to Financial Statements continued (unaudited)

Dividends are accumulated daily at a rate set through an auction process.

For the six months ended April 30, 2005, the annualized dividend rates range from:

	High	Low	At April 30, 2005
Series M7	3.30%	1.85%	3.05%
Series T28	3.19%	1.95%	3.19%
Series W7	3.41%	1.87%	2.95%
Series W28	3.41%	1.90%	3.18%
Series TH28	3.41%	1.95%	3.29%
Series F7	3.25%	1.85%	3.08%

The Fund is subject to certain limitations and restrictions while Preferred Shares are outstanding. Failure to comply with these limitations and restrictions could preclude the Fund from declaring any dividends or distributions to common shareholders or repurchasing common shares and/or could trigger the mandatory redemption of Preferred Shares at their liquidation value.

Preferred Shares, which are entitled to one vote per share, generally vote with the common stock but vote separately as a class to elect two Trustees and on any matters affecting the rights of the Preferred Shares.

Note 7 –	Indemnifications:

In the normal course of business, the Fund enters into contracts that contain a variety of representations, which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss to be remote.

Note 8 –	Subsequent Event:

Subsequent to April 30, 2005, the Fund declared on May 2 and June 1, monthly dividends of $0.1718 per common share. These dividends are payable on May 31 and June 30 to shareholders of record on May 13 and June 17, respectively.

Note 9 –	Investment Management Agreement Contract Re-approval:

Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”) contemplates that the Board of Trustees (the “Board”) of the Fund, including a majority of the Trustees who have no direct or indirect interest in the investment management agreement and are not “interested persons” of the Fund, as defined in the 1940 Act (the “Independent Trustees”), are required to annually review and re-approve the terms of the Fund’s existing investment advisory agreement and approve any newly proposed terms therein. In this regard, the Board reviewed and re-approved, during the most recent six month period covered by this report, the investment management agreement (the “Management Agreement”) with the Advisor for the Fund.

More specifically, at a meeting held on March 8, 2005, the Board, including the Independent Trustees advised by their independent legal counsel, considered the factors and reached the conclusions described below relating to the selection of the Advisor and the re-approval of the Advisory Agreement.

Nature, Extent and Quality of Services

The Board received and considered various data and information regarding the nature, extent and quality of services provided to the Fund by the Advisor under the Management Agreement. Responses of the Advisor to a detailed series of requests submitted by the Independent Trustees’ independent legal counsel on behalf of such Trustees were provided to the Board. The Board reviewed and analyzed these materials which included, among other things, information about the background and experience of the senior management and the expertise of, and amount of attention devoted to the Fund by, investment personnel of the Advisor. In this regard, the Board specifically reviewed the qualifications, background and responsibilities of the investment officers primarily responsible for day-to-day portfolio management services for the Fund.

The Board evaluated the ability of the Advisor, including its resources, reputation and other attributes, to attract and retain highly qualified investment professionals, including research, advisory and supervisory personnel. In this connection, the Board considered information regarding the Advisor’s compensation structure for its personnel involved in the management of the Fund.

Based on the above factors, together with those referenced below, the Board concluded that it was generally satisfied with the nature, extent and quality of the investment management services provided to the Fund by the Advisor.

14 | SemiAnnual Report | April 30, 2005

AVK | Advent Claymore Convertible Securities and Income Fund | Notes to Financial Statements continued (unaudited)

Fund Performance and Expenses

The Board considered the most recent one year, three-month and year-to-date performance results for the Fund. It also considered these results in comparison to the performance results of a group of seven other closed-end funds that were determined to be the most similar to the Fund (the “Peer Group”). The Board noted that the Fund’s total returns for the one-year and three-month periods based on net asset value were well in excess of the Peer Group average, as was the one-year total return based on market value.

The Board received and considered statistical information regarding the Fund’s total expense ratio (based on net assets applicable to common shares) and its various components. It also considered comparisons of these expenses to the expense information for the Fund’s Peer Group. The Board noted that the overall expense ratio of the Fund was lower than the Peer Group’s median overall ratio.

Based on the above-referenced considerations and other factors, the Board concluded that the overall performance and expense results supported the re-approval of the Management Agreement.

Investment Management Fee Rates

The Board reviewed and considered the contractual investment management fee rate (the “Management Agreement Rate”) payable by the Fund to the Advisor for investment management services. In addition, the Board reviewed and considered the fee waiver arrangements applicable to the Management Agreement Rate and considered the Management Agreement Rate after taking the waivers into account (the “Net Management Rate”).

Additionally, the Board received and considered information comparing the Management Agreement Rate (on a stand-alone basis exclusive of service fee/administrative fee rates) with those of the other funds in its Peer Group. The Board concluded that the Management Agreement Rate and the Net Management Rate for the Fund in each case was the lowest among funds in its Peer Group. (The Board noted that the Fund’s administrator is not affiliated with the Advisor and that the Fund’s agreement with that entity and corresponding fees were negotiated at arms-length. The Board considered separately the continuation of the servicing agreement with Claymore Securities, Inc. and the fees payable thereunder and approved the same). The Board concluded that these and other factors supported the Management Agreement Rate and the Net Management Rate.

Profitability

The Board received and considered an estimated profitability analysis of the Advisor based on the Net Management Rate. The Board concluded that, in light of the costs of providing investment management and other services to the Fund, the profits and other ancillary benefits that the Advisor received with regard to providing these services to the Fund were not unreasonable.

Economies of Scale

The Board received and considered information regarding whether there have been economies of scale with respect to the management of the Fund, whether the Fund has appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale.

The Board observed that the Management Agreement included a .01% reduction in the Management Agreement Rate with respect to the Fund’s managed assets in excess of $250 million. The Board also considered the diminished impact of economies of scale in the context of a closed-end fund as well as the Management Agreement Rate and concluded that the fees were fair and equitable based on relevant factors, including the Fund’s performance results and total expenses ranking relative to its Peer Group.

Information about Services to Other Clients

The Board also received and considered information about the nature, extent and quality of services and fee rates offered by the Advisor to its other clients, which include both a management fee and a performance fee. The Board concluded that the Management Agreement Rate was more favorable to the Fund than the fee rates offered to such clients.

Other Factors and Broader Review

As discussed above, the Board reviewed detailed materials received from the Advisor as part of the re-approval process under Section 15(c) of the 1940 Act. The Board also regularly reviews and assesses the quality of the services that the Fund receives throughout the year. In this regard, the Board reviews reports of the Advisor at least in each of its quarterly meetings, which include, among other things, a portfolio review and Fund performance reports.

After considering the above-described factors and based on the deliberations and its evaluation of the information provided to it, the Board concluded that re-approval of the Management Agreement was in the best interest of the Fund and its shareholders. Accordingly, the Board unanimously re-approved the Management Agreement.

SemiAnnual Report | April 30, 2005 | 15

AVK | Advent Claymore Convertible Securities and Income Fund

Supplemental Information | (unaudited)

Trustees

The trustees of the Advent Claymore Convertible Securities and Income Fund and their principal occupations during the past five years:

Name, Address*, Age and Position(s) held with Registrant	Term of Office** and Length of Time Served	Principal Occupation During the Past Five Years and Other Affiliations	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Independent Trustees:

Derek Medina ABC News 47 West 66th Street New York, NY 10023 Age: 38 Trustee	3 years/ since inception	Vice President, Business Affairs and News Planning at ABC News from 2003-present. Formerly, Executive Director, Office of the President at ABC News from (2000-2003). Former Associate at Cleary Gottlieb Steen & Hamilton (law firm) (1995-1998). Former associate in Corporate Finance at J.P. Morgan/ Morgan Guaranty (1988-1990).	2	Director of Young Scholar’s Institute. Former Director of Episcopal Social Services.

Ronald A. Nyberg Age: 51 Trustee	3 years/ since inception	Principal of Ronald A. Nyberg, Ltd., a law firm specializing in corporate law, estate planning and business transactions from 2000-present. Formerly, Executive Vice President, General Counsel and Corporate Secretary of Van Kampen Investments (1982-1999).	2	Trustee, MBIA Capital/ Claymore Managed Duration Investment Grade Municipal Fund and Western Asset/ Claymore U.S.Treasury Inflation Protected Securities Fund. Trustee of six other closed-end investment companies in the Claymore fund complex.

Gerald L. Seizert, CFP, Seizert Capital Partners, LLC 1668 S.Telegraph, Suite 120 Bloomfield Hills, MI 48302 Age: 52 Trustee	3 years/ since inception	Chief Executive Officer of Seizert Capital Partners, LLC, where he directs the equity disciplines of the firm and serves as a co-manager of the firm’s hedge fund, Proper Associates, LLC from 2000-present. Formerly, Co-Chief Executive (1998-1999) and a Managing Partner and Chief Investment Officer-Equities of Munder Capital Management, LLC (1995-1999). Former Vice President and Portfolio Manager of Loomis, Sayles & Co., L.P. (asset manager) (1984-1995). Former Vice President and Portfolio Manager at First of America Bank (1978-1984).	2	Former Director of Loomis, Sayles and Co., L.P.

Michael A. Smart Williams Capital Partners, L.P. 650 Fifth Avenue New York, NY 10019 Age: 44 Trustee	3 years/ since inception	Managing Partner, Williams Capital Partners, L.P., Advisor to First Atlantic Capital Ltd., equity firm (2001-present). Formerly, a Managing Director in Investment Banking-The Private Equity Group (1995-2001) and a Vice President in Investment Banking-Corporate Finance (1992-1995) at Merrill Lynch & Co. Founding Partner of The Carpediem Group, a private placement firm (1991-1992). Former Associate at Dillon, Read and Co. (investment bank) (1988-1990).	2	Director, Country Pure Foods.

Interested Trustees:

Tracy V. Maitland† 1065 Avenue of the Americas, 31st Floor New York, NY 10018 Age: 44 Trustee, President and Chief Executive Officer	3 years/ since inception	President of Advent Capital Management, LLC, which he founded in June, 2001. Prior to June 2001, President of Advent Capital Management, a division of Utendahl Capital.	2

Nicholas Dalmaso†† Age: 40 Trustee	3 years/ since inception	Senior Managing Director and General Counsel of Claymore Advisors, LLC and Claymore Securities, Inc. (2001-present). Formerly, Assistant General Counsel, John Nuveen and Company, Inc. (asset manager) (1999-2001).Former Vice President and Associate General Counsel of Van Kampen Investments, Inc. (1992-1999).	2	Trustee,MBIA Capital/Claymore Managed Duration Investment Grade Municipal Fund;and Western Asset/ Claymore U.S.Treasury Inflation Protected Securities Fund. Trustee of six other closed-end investment companies in the Claymore Fund Complex.

*	Address for all Trustees unless otherwise noted: 2455 Corporate West Drive, Lisle, IL 60532

**	After a trustee’s initial term, each trustee is expected to serve a three-year term concurrent with the class of trustees for which he serves:

•	Messrs. Seizert and Medina, as Class I trustees, are expected to stand for re-election at the Fund’s 2007 annual meeting of shareholders.

•	Messrs. Smart and Nyberg, as Class II trustees, are expected to stand for re-election at the Fund’s 2005 annual meeting of shareholders.

•	Messrs. Maitland and Dalmaso, as Class III trustees, are expected to stand for re-election at the Fund’s 2006 annual meeting of shareholders.

†	Mr. Maitland is an “interested person” (as defined in section 2(a)(19) of the 1940 Act) of the Fund because of his position as an officer of Advent Capital Management, LLC, the Fund’s Investment Manager.

††	Mr. Dalmaso is an “interested person” (as defined in section 2(a)(19) of the 1940 Act) of the Fund because of his position as an officer of Claymore Advisors, LLC, the Fund’s Investment Advisor.

16 | SemiAnnual Report | April 30, 2005

AVK | Advent Claymore Convertible Securities and Income Fund | Supplemental Information continued (unaudited)

Officers

The officers of the Advent Claymore Convertible Securities and Income Fund and their principal occupations during the past five years:

Name, Address*, Age and Position(s) held with Registrant	Term of Office and Length of Time Served	Principal Occupation During the Past Five Years and Other Affiliations
Officers

F. Barry Nelson Age: 62 Vice President and Assistant Secretary	Since 2003	Co-Portfolio Manager and Research Director at Advent Capital Management, LLC from June, 2001 to present. Prior to June, 2001, Mr. Nelson held the same position at Advent Capital Management, a division of Utendahl Capital.

Bruce S. Berger Age: 32 Treasurer and Chief Financial Officer	Since 2004	Advent Capital Management, LLC: Controller, 2004 to present; Maple Securities: Controller, 2001-2004; Arthur Andersen: Manager, 1998-2001.

Rodd Baxter Age: 54 Secretary	Since 2003	Advent Capital Management, LLC: General Counsel - Legal, 2002 to present; SG Cowen Securities Corporation: Director and Senior Counsel, 1998-2002; Cowen & Co: General Counsel of Cowen Asset Management, 1992-1998.

*	Address for all Officers unless otherwise noted: 1065 Avenue of the Americas, 31st Floor, New York, NY 10018.

SemiAnnual Report | April 30, 2005 | 17

AVK | Advent Claymore Convertible Securities and Income Fund

Dividend Reinvestment Plan | (unaudited)

Unless the registered owner of common shares elects to receive cash by contacting the Plan Administrator, all dividends declared on common shares of the Fund will be automatically reinvested by the Bank of New York (the “Plan Administrator”), Administrator for shareholders in the Fund’s Dividend Reinvestment Plan (the “Plan”), in additional common shares of the Fund. Participation in the Plan is completely voluntary and may be terminated or resumed at any time without penalty by notice if received and processed by the Plan Administrator prior to the dividend record date; otherwise such termination or resumption will be effective with respect to any subsequently declared dividend or other distribution. Some brokers may automatically elect to receive cash on your behalf and may re-invest that cash in additional common shares of the Fund for you. If you wish for all dividends declared on your common shares of the Fund to be automatically reinvested pursuant to the Plan, please contact your broker.

The Plan Administrator will open an account for each common shareholder under the Plan in the same name in which such common shareholder’s common shares are registered. Whenever the Fund declares a dividend or other distribution (together, a “Dividend”) payable in cash, non-participants in the Plan will receive cash and participants in the Plan will receive the equivalent in common shares. The common shares will be acquired by the Plan Administrator for the participants’ accounts, depending upon the circumstances described below, either (i) through receipt of additional unissued but authorized common shares from the Fund (“Newly Issued Common Shares”) or (ii) by purchase of outstanding common shares on the open market (“Open-Market Purchases”) on the New York Stock Exchange or elsewhere. If, on the payment date for any Dividend, the closing market price plus estimated brokerage commission per common share is equal to or greater than the net asset value per common share, the Plan Administrator will invest the Dividend amount in Newly Issued Common Shares on behalf of the participants. The number of Newly Issued Common Shares to be credited to each participant’s account will be determined by dividing the dollar amount of the Dividend by the net asset value per common share on the payment date; provided that, if the net asset value is less than or equal to 95% of the closing market value on the payment date, the dollar amount of the Dividend will be divided by 95% of the closing market price per common share on the payment date. If, on the payment date for any Dividend, the net asset value per common share is greater than the closing market value plus estimated brokerage commission, the Plan Administrator will invest the Dividend amount in common shares acquired on behalf of the participants in Open-Market Purchases.

If, before the Plan Administrator has completed its Open-Market Purchases, the market price per common share exceeds the net asset value per common share, the average per common share purchase price paid by the Plan Administrator may exceed the net asset value of the common shares, resulting in the acquisition of fewer common shares than if the Dividend had been paid in Newly Issued Common Shares on the Dividend payment date. Because of the foregoing difficulty with respect to Open-Market Purchases, the Plan provides that if the Plan Administrator is unable to invest the full Dividend amount in Open-Market Purchases during the purchase period or if the market discount shifts to a market premium during the purchase period, the Plan Administrator may cease making Open-Market Purchases and may invest the uninvested portion of the Dividend amount in Newly Issued Common Shares at net asset value per common share at the close of business on the Last Purchase Date provided that, if the net asset value is less than or equal to 95% of the then current market price per common share; the dollar amount of the Dividend will be divided by 95% of the market price on the payment date.

The Plan Administrator maintains all shareholders’ accounts in the Plan and furnishes written confirmation of all transactions in the accounts, including information needed by shareholders for tax records. Common shares in the account of each Plan participant will be held by the Plan Administrator on behalf of the Plan participant, and each shareholder proxy will include those shares purchased or received pursuant to the Plan. The Plan Administrator will forward all proxy solicitation materials to participants and vote proxies for shares held under the Plan in accordance with the instruction of the participants.

There will be no brokerage charges with respect to common shares issued directly by the Fund. However, each participant will pay a pro rata share of brokerage commission incurred in connection with Open-Market Purchases. The automatic reinvestment of Dividends will not relieve participants of any Federal, state or local income tax that may be payable (or required to be withheld) on such Dividends.

The Fund reserves the right to amend or terminate the Plan. There is no direct service charge to participants with regard to purchases in the Plan; however, the Fund reserves the right to amend the Plan to include a service charge payable by the participants.

All correspondence or questions concerning the Plan should be directed to the Plan Administrator, The Bank of New York, Two Hanson Place, Brooklyn, New York 11217, Attention: Irina Krylov, Phone Number: (718) 315-4818.

18 | SemiAnnual Report | April 30, 2005

AVK | Advent Claymore Convertible Securities and Income Fund

Fund Information |

Board of Trustees

Nicholas Dalmaso*

Tracy V. Maitland* – Chairman

Derek Medina

Ronald A. Nyberg

Gerald L. Seizert

Michael A. Smart

Officers

Tracy V. Maitland

Chief Executive Officer

F. Barry Nelson

Vice President and Assistant Secretary

Bruce S. Berger

Treasurer and Chief Financial Officer

Rodd Baxter

Secretary

Investment Advisor

Advent Capital Management, LLC

1065 Avenue of the Americas, 31st Floor

New York, New York 10018

Servicing Agent

Claymore Securities, Inc. Lisle, Illinois

Administrator, Custodian and Transfer Agent

The Bank of New York

New York, New York

Preferred Stock – Dividend Paying Agent

The Bank of New York

New York, New York

Legal Counsel

Skadden, Arps, Slate, Meagher & Flom LLP

New York, New York

Independent Registered

Public Accounting Firm

PricewaterhouseCoopers LLP

New York, New York

*	Trustees who are “Interested Persons” of the Fund as defined in the Investment Company Act of 1940, as amended.

Privacy Principles of the Fund

The Fund is committed to maintaining the privacy of its shareholders and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information the Fund collects, how the Fund protects that information and why, in certain cases, the Fund may share information with select other parties.

Generally, the Fund does not receive any non-public personal information relating to its shareholders, although certain non-public personal information of its shareholders may become available to the Fund. The Fund does not disclose any non-public personal information about its shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

The Fund restricts access to non-public personal information about its shareholders to employees of the Fund’s investment advisor and its affiliates with a legitimate business need for the information. The Fund maintains physical, electronic and procedural safeguards designed to protect the non-public personal information of its shareholders.

Questions concerning your shares of Advent Claymore Convertible Securities and Income Fund?

•	If your shares are held in a Brokerage Account, contact your Broker.

•	If you have physical possession of your shares in certificate form, contact the Fund’s Administrator, Custodian and Transfer Agent:

The Bank of New York, 111 Sanders Creek Parkway, East Syracuse, New York 13057, (800) 701-8178

This report is sent to shareholders of Advent Claymore Convertible Securities and Income Fund for their information. It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in this report.

A description of the Fund’s proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Fund at (800) 345-7999 or on the Securities & Exchange Commission’s website at http://www.sec.gov.

Information regarding how the Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling the Fund at (800) 345-7999 or by accessing the Fund’s Form N-PX on the Securities & Exchange Commission’s website at http://www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the Securities & Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC website at http://www.sec.gov. The Fund’s Form N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330 or at www.claymore.com.

SemiAnnual Report | April 30, 2005 | 19

Item 2. Code of Ethics.

Not applicable for a semi-annual reporting period.

Item 3. Audit Committee Financial Expert.

Not applicable for a semi-annual reporting period.

Item 4. Principal Accountant Fees and Services.

Not applicable for a semi-annual reporting period.

Item 5. Audit Committee of Listed Registrants.

Not applicable for a semi-annual reporting period.

Item 6. Schedule of Investments.

The Schedule of Investments is included as part of Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for a semi-annual reporting period.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable for a semi-annual reporting period.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

None.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has not made any material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a) (1) Not applicable.

(a) (2) Certification of principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.

(b) Certification of principal executive officer and principal financial officer pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Advent Claymore Convertible Securities and Income Fund

By:	/s/ Tracy V. Maitland
Name:	Tracy V. Maitland
Title:	President and Chief Executive Officer
Date:	July 05, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Tracy V. Maitland
Name:	Tracy V. Maitland
Title:	President and Chief Executive Officer
Date:	July 05, 2005

By:	/s/ Paul Latronica
Name:	Paul Latronica
Title:	Treasurer and Chief Financial Officer
Date:	July 05, 2005